Organization and Summary of Significant Accounting Policies (Details 20) - $ / shares	12 Months Ended
	Jun. 28, 2015	Jun. 29, 2014
Assumptions:
Risk free interest rates	1.90%	2.06%
Expected volatility	57.83%	58.75%
Expected dividend yield	0.62%	1.11%
Expected term (in years)	6 years	6 years
Options Issued Above Grant Date Market Value
Weighted average grant date fair value:
Weighted average grant date fair value	$ 34.93	$ 17.58